Note 6 - Long-term Investments (Details Textual) - CAD ($) $ / shares in Units, $ in Thousands						5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 13, 2023	Jan. 01, 2023	Dec. 05, 2022	Dec. 01, 2022	Jun. 13, 2022	Nov. 30, 2023	Jul. 12, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Increase (decrease) through equity investments designated at fair value through other comprehensive income								$ 4,599	$ 8,689
Investments in equity instruments designated at fair value through other comprehensive income						$ 45,080		45,080	77,839	$ 130,090
Investments in associates accounted for using equity method						6,297		$ 6,297	0
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares through equity investments designated at fair value through other comprehensive income (in shares)								254,466
Increase (decrease) through equity investments designated at fair value through other comprehensive income								$ 654	5,200
Investments in equity instruments designated at fair value through other comprehensive income						$ 45,052		$ 45,052	75,557	130,090
NevGold Corp [member]
Statement Line Items [Line Items]
Increase (decrease) through equity investments designated at fair value through other comprehensive income					$ 1,000				3,489
Purchase of equity, number of shares received (in shares)	4,109,589	3,658,536	2,976,200					10,744,325
Purchase of equity, warrants received (in shares)			1,488,100					1,488,100
Number of shares held in equity accounted investment (in shares)						16,670,250		16,670,250
Proportion of ownership interest in associate						22.00%	17.60%	22.10%
Purchase of equity, number of units (in shares)			2,976,200
Units purchased, number of shares per unit (in shares)				2,976,200
Purchase of equity, purchase price				$ 1,250
Issue of units, price per unit (in CAD per share)				$ 0.42
Class of warrant, exercise price of warrant (in CAD per share)				$ 0.6
Investments in equity instruments designated at fair value through other comprehensive income				$ 1,042					$ 2,282	$ 0
Fair value of shares received	$ 1,562	$ 1,134
Investments in associates accounted for using equity method	$ 6,335
NevGold Corp [member] | NevGold warrants [member]
Statement Line Items [Line Items]
Increase (decrease) through equity investments designated at fair value through other comprehensive income								$ 208
Investments in equity instruments designated at fair value through other comprehensive income				$ 208		$ 28		$ 28